As filed with the Securities and Exchange Commission on March 29, 2007

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 E. Michigan St.
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Eric M. Banhazl
Advisors Series Trust
615 E. Michigan St.
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-5340
(Registrant's telephone number, including area code)

Date of fiscal year end: October 31, 2007

Date of reporting period: January 31, 2007

Item 1. Schedule of Investments.

PIC Small Cap Growth Fund
Schedule of Investments
January 31, 2007 (Unaudited)

Shares	COMMON STOCKS - 96.17%	Value
	Aerospace & Defense - 2.94%
32,412	Flir Systems, Inc. *	$1,001,855
58,910	Ladish, Inc. *	2,397,637
		3,399,492
	Airlines - 1.32%
27,245	Copa Holdings Sa #	1,527,082
	Alternative Carriers - 1.39%
57,200	Cogent Communications Group, Inc. *	1,201,200
28,100	Globalstar, Inc. *	403,797
		1,604,997
	Apparel Retail - 0.97%
60,200	Casual Male Retail Group, Inc. *	751,296
11,200	Zumiez, Inc. *	368,480
		1,119,776
	Application Software - 3.60%
93,700	Nuance Communications, Inc. *	1,079,424
52,000	Transaction Systems Architects, Inc. *	1,879,800
49,200	The Ultimate Software Group, Inc. *	1,199,496
		4,158,720
	Biotechnology - 4.87%
67,200	BioMarin Pharmaceutical, Inc. *	1,272,768
47,000	LifeCell Corp. *	1,123,770
65,150	PDL Biopharma, Inc. *	1,336,226
28,500	Pharmion Corp. *	907,725
67,700	Senomyx, Inc. *	989,774
		5,630,263
	Casinos & Gaming - 1.78%
35,800	Pinnacle Entertainment, Inc. *	1,236,174
20,800	WMS Industries, Inc. *	824,928
		2,061,102
	Coal & Consumable Fuels - 0.72%
25,000	Foundation Coal Holdings, Inc.	832,000
	Commercial Printing - 0.92%
82,900	Innerworkings, Inc. *	1,065,265
	Communications Equipment - 1.85%
14,000	Avocent Corp. *	483,560
23,100	F5 Networks, Inc. *	1,650,264
		2,133,824
	Construction & Engineering - 2.02%
21,700	Granite Construction, Inc.	1,162,252
55,400	Infrasource Services, Inc. *	1,177,250
		2,339,502
	Construction & Farm Machinery & Heavy Trucks - 0.33%
12,800	American Railcar Industries, Inc.	379,904
	Data Processing & Outsourced Services - 0.41%
19,374	ExlService Holdings, Inc. *	478,925
	Diversified Commercial & Professional Services - 3.12%
20,100	The Advisory Board Co. *	1,131,831
11,952	CoStar Group, Inc. *	567,361
16,750	CRA International Inc. *	903,160
19,400	Huron Consulting Group, Inc. *	1,005,890
		3,608,242
	Diversified Metals & Mining - 1.45%
20,468	RTI International Metals, Inc. *	1,673,259
	Education Services - 1.38%
14,000	Strayer Education, Inc.	1,592,780
	Electrical Components & Equipment - 1.18%
27,100	Regal-Beloit Corp.	1,363,672
	Electronic Equipment Manufacturers - 0.90%
30,100	Daktronics, Inc.	1,040,557
	Electronic Manufacturing Services - 1.09%
30,500	NovAtel, Inc. *#	1,258,125
	Footwear - 3.77%
38,150	Crocs, Inc. *	1,920,471
11,550	Heelys, Inc. *	438,900
100,100	Iconix Brand Group, Inc. *	1,992,991
		4,352,362
	Health Care Equipment - 1.34%
26,650	Arthrocare Corp. *	983,385
19,000	Meridian Bioscience, Inc.	563,350
		1,546,735
	Health Care Facilities - 1.97%
27,300	Psychiatric Solutions, Inc. *	1,063,062
36,096	VCA Antech, Inc. *	1,213,548
		2,276,610
	Health Care Services - 3.96%
84,200	HealthExtras, Inc. *	2,152,152
21,400	Healthways, Inc. *	971,774
27,600	Pediatrix Medical Group, Inc. *	1,450,104
		4,574,030
	Health Care Supplies - 0.73%
17,400	West Pharmaceutical Services, Inc.	844,422
	Health Care Technology - 0.51%
28,500	Omnicell, Inc. *	590,520
	Home Entertainment Software - 1.40%
53,550	THQ Inc. *	1,622,565
	Homefurnishing Retail - 1.35%
53,030	Aaron Rents, Inc.	1,565,446
	Human Resources & Employment Services - 1.85%
68,208	Resources Connection, Inc. *	2,141,731
	Independent Power Producers & Energy Traders - 2.45%
75,300	Covanta Holding Corp. *	1,781,598
26,700	Ormat Technologies, Inc.	1,046,373
		2,827,971
	Industrial Machinery - 0.89%
35,150	Altra Holdings, Inc. *	506,160
16,950	RBC Bearings, Inc. *	520,026
		1,026,186
	Integrated Telecommunication Services - 2.09%
35,305	Cbeyond Communications, Inc. *	1,049,265
44,200	Neustar, Inc. - Class A *	1,365,338
		2,414,603
	Internet & Catalog Retail - 1.27%
34,100	VistaPrint Limited *#	1,469,369
	Internet Software & Services - 7.01%
18,500	Ctrip.com International, Ltd. - ADR	1,315,535
62,500	CyberSource Corp. *	806,250
34,200	Dealertrack Holdings, Inc. *	948,024
21,300	Digital Insight Corp. *	828,357
41,100	Equinix, Inc. *	3,455,277
23,800	The Knot, Inc. *	718,046
1,800	Omniture, Inc. *	27,324
		8,098,813
	Investment Banking & Brokerage - 0.65%
11,700	GFI Group, Inc. *	748,566
	Leisure Facilities - 2.60%
47,900	Life Time Fitness, Inc. *	2,596,180
21,000	Town Sports Intl Holdings, Inc. *	413,700
		3,009,880
	Leisure Products - 0.45%
14,100	SCP Pool Corp.	516,060
	Life Sciences Tools & Services - 1.02%
27,900	Ventana Medical Systems, Inc. *	1,174,590
	Managed Health Care - 0.48%
28,175	Healthspring, Inc. *	554,202
	Marine - 1.95%
12,800	American Commercial Lines, Inc. *	901,632
45,300	Horizon Lines Inc. - Class A	1,347,675
		2,249,307
	Oil & Gas Equipment & Services - 2.58%
19,300	Basic Energy Services Inc. *	457,603
11,600	Hydril *	917,560
8,100	Core Laboratories N.V. *#	667,440
20,600	W-H Energy Services, Inc. *	934,828
		2,977,431
	Oil & Gas Exploration & Production - 0.69%
29,600	Toreador Resources Corp. *	793,872
	Oil & Gas Refining & Marketing & Transportation - 1.49%
18,700	Alon USA Energy Inc.	502,843
26,600	World Fuel Services Corp.	1,219,610
		1,722,453
	Other Diversified Financial Services - 2.86%
67,700	Online Resource Corp. *	689,186
65,500	Verifone Holdings, Inc. *	2,618,035
		3,307,221
	Personal Products - 1.04%
11,200	Chattem, Inc. *	643,328
26,840	Physicians Formula Holdings, Inc. *	556,393
		1,199,721
	Pharmaceuticals - 0.44%
25,500	Aspreva Pharmaceuticals Corp. *#	508,470
	Property & Casualty Insurance - 1.96%
33,934	National Interstate Corp.	913,843
40,300	Tower Group, Inc.	1,354,080
		2,267,923
	Regional Banks - 1.13%
34,800	PrivateBancorp, Inc.	1,301,172
	Semiconductor Equipment - 2.62%
51,800	FormFactor, Inc. *	2,105,670
24,000	Tessera Technologies, Inc. *	917,760
		3,023,430
	Semiconductors - 0.92%
57,550	Silicon Motion Technology Corp. - ADR *	1,060,647
	Specialized Consumer Services - 2.67%
41,480	Jackson Hewitt Tax Service, Inc.	1,516,924
42,400	Sotheby's	1,572,192
		3,089,116
	Specialty Stores - 1.17%
26,800	Tractor Supply Co. *	1,348,844
	Steel - 1.24%
12,250	Carpenter Technology Corp.	1,434,475
	Systems Software - 0.93%
19,000	Micros Systems, Inc. *	1,069,700
	Trading Companies & Distributors - 2.84%
69,600	Beacon Roofing Supply, Inc. *	1,450,464
53,750	Houston Wire & Cable Co. *	1,272,800
22,500	UAP Holding Corp.	563,625
		3,286,889
	Wireless Telecommunication Services - 1.61%
62,800	SBA Communications Corp. *	1,865,788

	TOTAL COMMON STOCKS (Cost $78,839,238)	111,128,607

	MONEY MARKET INVESTMENTS - 3.64%
2,100,710	SEI Daily Income Trust Government Fund	2,100,710
2,100,709	SEI Daily Income Trust Treasury Fund	2,100,709
	TOTAL MONEY MARKET INVESTMENTS (Cost $4,201,419)	4,201,419

	Total Investments in Securities (Cost $83,040,657) - 99.81%	115,330,026
	Other Assets in Excess of Liabilities - 0.19%	224,580
	NET ASSETS - 100.00%	$115,554,606

ADR - American Depositary Receipt.
* Non-income producing security.
# U.S. traded security of a foreign issuer.

 PIC SMALL CAP GROWTH FUND

The cost basis of investments for federal income tax purposes at January 31, 2007 was as follows**:

Cost of investments (long positions)	$84,048,197
Gross unrealized appreciation	32,932,574
Gross unrealized depreciation	(1,650,744)
Net unrealized appreciation	$31,281,829

**Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Schedule of Investments
PIC Flexible Growth Fund
January 31, 2007 (Unaudited)

Shares	COMMON STOCKS - 95.76%	Value
	Aerospace & Defense - 7.66%
450	Boeing Co.	$40,302
490	General Dynamics Corp.	38,294
615	Rockwell Collins, Inc.	41,949
		120,545
	Apparel Retail - 2.27%
450	Abercrombie & Fitch Co. - Class A	35,793
	Application Software - 2.49%
1,010	Adobe Systems, Inc. *	39,259
	Biotechnology - 5.62%
715	Genzyme Corp. *	46,997
645	Gilead Sciences, Inc. *	41,486
		88,483
	Casinos & Gaming - 1.98%
445	MGM Mirage *	31,137
	Coal & Consumable Fuels - 1.73%
715	Cameco Corp. #	27,263
	Communications Equipment - 1.82%
760	Qualcomm, Inc.	28,622
	Computer & Electronics Retail - 2.11%
660	Best Buy Co., Inc.	33,264
	Computer Hardware - 6.84%
685	Apple, Inc. *	58,725
1,130	Hewlett-Packard Co.	48,906
		107,631
	Construction & Farm Machinery & Heavy Trucks - 2.44%
600	Caterpillar, Inc.	38,442
	Construction Materials - 2.23%
345	Vulcan Materials Co.	35,135
	Department Stores - 1.33%
295	Kohl's Corp. *	20,918
	Drug Retail - 2.75%
1,285	CVS Corp.	43,240
	Fertilizers & Agricultural Chemicals - 3.19%
910	Monsanto Co.	50,132
	Health Care Distributors - 1.13%
320	McKesson Corp.	17,840
	Health Care Equipment - 1.89%
555	Medtronic, Inc.	29,665
	Health Care Services - 1.97%
770	Omnicare, Inc.	30,946
	Health Care Technology - 2.14%
750	Cerner Corp. *	33,698
	Home Improvement Retail - 3.12%
1,455	Lowe's Companies, Inc.	49,048
	Human Resources & Employment Services - 2.21%
705	Monster Worldwide, Inc. *	34,834
	Industrial Gases - 3.45%
860	Praxair, Inc.	54,232
	Internet Software & Services - 4.86%
100	Google, Inc. - Class A *	50,130
930	Yahoo! Inc. *	26,328
		76,458
	Investment Banking & Brokerage - 2.15%
665	Lazard Ltd. - Class A#	33,755
	IT Consulting & Other Services - 3.03%
560	Cognizant Technology Solutions Corp. - Class A *	47,762
	Managed Health Care - 1.94%
585	UnitedHealth Group, Inc.	30,572
	Oil & Gas Exploration & Production - 2.13%
870	Southwestern Energy Co. *	33,460
	Pharmaceuticals - 7.37%
285	Allergan, Inc.	33,263
1,430	Pfizer, Inc.	37,523
1,805	Schering-Plough Corp.	45,125
		115,911
	Restaurants - 2.83%
1,275	Starbucks Corp. *	44,549
	Systems Software - 3.60%
975	Microsoft Corp.	30,088
1,550	Oracle Corp. *	26,598
		56,686
	Wireless Telecommunication Services - 7.48%
1,270	American Tower Corp. - Class A *	50,584
910	NII Holdings, Inc. - Class B*	67,158
		117,742
	TOTAL COMMON STOCKS (Cost $1,286,038)	1,507,022

	MONEY MARKET INVESTMENTS - 5.86%
46,144	SEI Daily Income Trust Government Fund	46,144
46,145	SEI Daily Income Trust Treasury Fund	46,145
	TOTAL MONEY MARKET INVESTMENTS (Cost $92,289)	92,289

	Total Investments in Securities (Cost $1,378,327) - 101.62%	1,599,311
	Liabilities in Excess of Other Assets - (1.62)%	(25,480)
	NET ASSETS - 100.00%	$1,573,831

* Non-income producing security.
# U.S. traded security of a foreign issuer.

PIC FLEXIBLE GROWTH FUND

The cost basis of investments for federal income tax purposes at January 31, 2007 was as follows**:

Cost of investments	$1,379,329
Gross unrealized appreciation	235,848
Gross unrealized depreciation	(15,866)
Net unrealized appreciation	$219,982

**Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Advisors Series Trust

By (Signature and Title)*   /s/ Eric M. Banhazl
Eric M. Banhazl, President

Date    3/26/07

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Eric M. Banhazl
Eric M. Banhazl, President

Date    3/26/07

By (Signature and Title)* /s/ Douglas G. Hess
Douglas G. Hess, Treasurer

Date    3/26/07

* Print the name and title of each signing officer under his or her signature.